Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 17,370	$ 11,728	$ 5,605
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Provision for credit losses	16,639	32,015	20,979
Depreciation and amortization	4,029	3,308	3,265
Amortization of intangibles	936	1,050	1,263
Deferred tax benefit	(968)	(3,622)	(2,637)
Investment securities gains	(2,965)	(1,110)	(1,560)
Proceeds on sale of investment			(1,540)
Stock-based compensation	3,251	3,355	2,637
Originations and purchases of loans held-for-sale	(37,085)	(22,417)	(34,902)
Proceeds from sales, securitizations and paydowns of loans held-for-sale	40,155	33,902	38,036
Net change in trading assets	(72,082)	133,488	(12,787)
Net change in securities borrowed	(3,926)	4,452	15,408
Net change in accrued interest and accounts receivable	443	(6,312)	10,221
Net change in other assets	(12,452)	32,557	(32,919)
Net change in trading liabilities	19,344	(79,314)	24,061
Net change in accounts payable and other liabilities	17,325	(26,450)	1,012
Other operating adjustments	6,234	6,167	(12,212)
Net cash (used in)/provided by operating activities	(3,752)	122,797	23,930
Investing activities
Net change in deposits with banks	41,625	74,829	(118,929)
Net change in federal funds sold and securities purchased under resale agreements	(26,957)	7,082	(44,597)
Held-to-maturity securities:
Proceeds	7	9	10
Available-for-sale securities:
Proceeds from maturities	92,740	87,712	44,414
Proceeds from sales	118,600	114,041	96,806
Purchases	(179,487)	(346,372)	(248,599)
Proceeds from sales and securitizations of loans held-for-investment	8,853	30,434	27,531
Other changes in loans, net	3,645	51,251	(59,123)
Net cash (used)/received in business acquisitions or dispositions	(4,910)	(97)	2,128
Proceeds from assets sale to the FRBNY			28,850
Net maturities (purchases) of asset-backed commercial paper guaranteed by the FRBB		11,228	(11,228)
All other investing activities, net	(114)	(762)	(934)
Net cash provided by/(used in) investing activities	54,002	29,355	(283,671)
Financing activities
Net change in deposits	(9,637)	(107,700)	177,331
Net change in federal funds purchased and securities loaned or sold under repurchase agreements	15,202	67,785	15,250
Net change in commercial paper and other borrowed funds	(6,869)	(67,198)	9,219
Net change in beneficial interests issued by consolidated variable interest entities	2,426	(4,076)	(55)
Proceeds from long-term borrowings and trust preferred capital debt securities	55,181	51,324	72,407
Payments of long-term borrowings and trust preferred capital debt securities	(99,043)	(68,441)	(65,344)
Excess tax benefits related to stock-based compensation	26	17	148
Proceeds from issuance of preferred stock and Warrant to the U.S. Treasury			25,000
Proceeds from issuance of other preferred stock			7,746
Redemption of preferred stock issued to the U.S. Treasury		(25,000)
Redemption of other preferred stock	(352)
Proceeds from issuance of common stock		5,756	11,500
Treasury stock purchased	(2,999)
Dividends paid	(1,486)	(3,422)	(5,911)
All other financing activities, net	(1,666)	(2,124)	(292)
Net cash (used in)/provided by financing activities	(49,217)	(153,079)	246,999
Effect of exchange rate changes on cash and due from banks	328	238	(507)
Net increase/(decrease) in cash and due from banks	1,361	(689)	(13,249)
Cash and due from banks at the beginning of the year	26,206	26,895	40,144
Cash and due from banks at the end of the year	27,567	26,206	26,895
Cash interest paid	12,404	16,875	37,267
Cash income taxes paid, net	$ 9,747	$ 5,434	$ 2,280